Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Income by Function
Net sales	$ 1,779,025,115	$ 1,672,915,799	$ 1,848,878,619
Cost of sales	(1,048,343,767)	(968,027,774)	(1,069,024,964)
Gross Profit	730,681,348	704,888,025	779,853,655
Other income	40,947,158	2,609,168	550,834
Distribution expenses	(166,996,289)	(165,775,484)	(192,927,875)
Administrative expenses	(325,903,809)	(313,742,853)	(348,199,321)
Other expenses	(26,182,847)	(16,057,763)	(16,701,471)
Other (loss) gains	2,876	(2,707,859)	(2,537,269)
Finance income	45,155,791	3,940,244	11,194,375
Financial expenses	(46,209,020)	(55,014,660)	(55,220,369)
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	(3,415,083)	1,411,179	(80,360)
Foreign exchange differences	(4,130,543)	(1,449,256)	(1,370,910)
Income by indexation units	(7,536,466)	(5,085,140)	(3,762,930)
Net income before income taxes	236,413,116	153,015,601	170,798,359
Income tax expense	(61,166,891)	(55,564,855)	(51,797,634)
Net income	175,246,225	97,450,746	119,000,725
Net income attributable to
Owners of the controller	173,721,928	96,603,371	117,835,790
Non-controlling interests	1,524,297	847,375	1,164,935
Net income	$ 175,246,225	$ 97,450,746	$ 119,000,725
Series A Share
Earnings per Share, basic and diluted
Earnings per share	$ 174.79	$ 97.20	$ 118.56
Series B Share
Earnings per Share, basic and diluted
Earnings per share	$ 192.27	$ 106.92	$ 130.42